UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21669

Cohen & Steers VIF Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

March 31, 2006 (Unaudited)

		Number of Shares	Value

COMMON STOCK	101.8%
DIVERSIFIED	6.6%
Cousins Properties		1,000	$33,430
Vornado Realty Trust		5,984	574,464
			607,894
HEALTH CARE	1.4%
Ventas		3,757	124,657
HOTEL	9.3%
Hilton Hotels Corp.		7,600	193,496
Host Hotels & Resorts		11,470	245,458
Starwood Hotels & Resorts Worldwide		4,338	293,813
Strategic Hotels & Resorts		5,400	125,712
			858,479
INDUSTRIAL	5.2%
AMB Property Corp.		2,966	160,965
ProLogis		6,036	322,926
			483,891
OFFICE	26.7%
Alexandria Real Estate Equities		2,200	209,726
American Financial Realty Trust		4,200	48,930
BioMed Realty Trust		3,100	91,884
Boston Properties		4,919	458,697
Brookfield Properties Corp.		11,506	392,930
CarrAmerica Realty Corp.		100	4,461
Equity Office Properties Trust		9,281	311,656
Glenborough Realty Trust		1,400	30,450
Kilroy Realty Corp.		1,230	95,030
Mack-Cali Realty Corp.		3,500	168,000
Maguire Properties		3,400	124,100
Reckson Associates Realty Corp.		3,800	174,116
Republic Property Trust		1,412	16,619
SL Green Realty Corp.		1,792	181,888
Trizec Properties		5,800	149,234
			2,457,721

OFFICE/INDUSTRIAL	1.5%
Liberty Property Trust		2,900	$136,764
RESIDENTIAL	25.4%
APARTMENT	24.5%
Apartment Investment & Management Co.		6,721	315,215
Archstone-Smith Trust		8,926	435,321
AvalonBay Communities		4,247	463,347
BRE Properties		4,863	272,328
Equity Residential		10,306	482,218
Essex Property Trust		1,100	119,603
GMH Communities Trust		2,300	26,772
Post Properties		3,356	149,342
			2,264,146
MANUFACTURED HOME	0.9%
Sun Communities		2,300	81,305
TOTAL RESIDENTIAL			2,345,451
SELF STORAGE	4.9%
Public Storage		3,289	267,165
Shurgard Storage Centers		2,162	144,054
U-Store-It Trust		2,200	44,330
			455,549
SHOPPING CENTER	20.8%
COMMUNITY CENTER	7.8%
Developers Diversified Realty Corp.		2,802	153,410
Federal Realty Investment Trust		3,290	247,408
Pan Pacific Retail Properties		1,500	106,350
Regency Centers Corp.		1,400	94,066
Tanger Factory Outlet Centers		3,500	120,435
			721,669

REGIONAL MALL	13.0%
CBL & Associates Properties		1,300	55,185
General Growth Properties		4,508	220,306
Macerich Co.		3,514	259,860
Mills Corp.		2,436	68,208
Simon Property Group		5,343	449,560
Taubman Centers		3,385	141,053
			1,194,172
TOTAL SHOPPING CENTER			1,915,841
TOTAL COMMON STOCK (Identified cost—$7,992,746)			9,386,247

		Principal Amount	Value

COMMERCIAL PAPER	4.3%
San Paolo U.S. Finance Co., 3.69%, due 4/3/06 (Identified cost—$395,919)		$396,000	$395,919

TOTAL INVESTMENTS (Identified cost—$8,388,665)	106.1%		9,782,166

LIABILITIES IN EXCESS OF OTHER ASSETS	(6.1)%		(562,426)

NET ASSETS (Equivalent to $13.49 per share based on 683,348 shares of capital stock outstanding)	100.0%		$9,219,740

Note: Percentages indicated are based on the net assets of the fund.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS VIF REALTY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
	Name: Adam M. Derechin	Name: Jay J. Chen
	Title: President and principal	Title: Treasurer and principal
	executive officer	financial officer

Date: May 26, 2006